UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-09845

                          Oppenheimer Emerging Technologies Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS APRIL 30, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--92.4%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--3.0%
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.7%
 GTech Holdings
 Corp.                                                    25,000    $ 1,523,000
--------------------------------------------------------------------------------
 International
 Game Technology                                          38,300      1,445,442
                                                                     -----------
                                                                      2,968,442

--------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.7%
 Priceline.com, Inc. 1                                    50,500      1,223,615
--------------------------------------------------------------------------------
 MEDIA--0.6%
 TiVo, Inc. 1                                            154,300      1,081,643
--------------------------------------------------------------------------------
 HEALTH CARE--5.4%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.5%
 Amgen, Inc. 1                                            22,400      1,260,448
--------------------------------------------------------------------------------
 Genzyme Corp.
 (General Division) 1                                     29,400      1,280,664
--------------------------------------------------------------------------------
 Martek Biosciences
 Corp. 1                                                  29,100      1,847,559
                                                                     -----------
                                                                      4,388,671

--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
 I-Flow Corp. 1                                           85,000      1,244,400
--------------------------------------------------------------------------------
 PHARMACEUTICALS--2.2%
 Angiotech
 Pharmaceuticals, Inc. 1                                  71,900      1,499,115
--------------------------------------------------------------------------------
 MGI Pharma, Inc. 1                                       37,100      2,293,522
                                                                     -----------
                                                                      3,792,637

--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--83.6%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--19.6%
 ADTRAN, Inc.                                            150,400      3,686,304
--------------------------------------------------------------------------------
 Airspan
 Networks, Inc. 1                                        170,000        907,800
--------------------------------------------------------------------------------
 Alcatel SA,
 Sponsored ADR 1                                         145,700      2,135,962
--------------------------------------------------------------------------------
 Arris Group, Inc. 1                                     182,300      1,090,154
--------------------------------------------------------------------------------
 Audiocodes Ltd. 1                                       197,700      1,854,426
--------------------------------------------------------------------------------
 Avaya, Inc. 1                                            95,700      1,309,176
--------------------------------------------------------------------------------
 Carrier Access Corp. 1                                  106,700      1,135,288
--------------------------------------------------------------------------------
 Cisco Systems, Inc. 1                                    77,700      1,621,599


                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT Continued
 Corning, Inc. 1                                         136,500    $ 1,505,595
--------------------------------------------------------------------------------
 Ditech
 Communications
 Corp. 1                                                 145,700      2,095,166
--------------------------------------------------------------------------------
 F5 Networks, Inc. 1                                      57,100      1,450,340
--------------------------------------------------------------------------------
 Ixia 1                                                  126,100      1,126,073
--------------------------------------------------------------------------------
 Juniper Networks,
 Inc. 1                                                   77,500      1,695,700
--------------------------------------------------------------------------------
 Performance
 Technologies, Inc. 1                                    184,700      2,399,253
--------------------------------------------------------------------------------
 Polycom, Inc. 1                                          97,100     1,852,668
--------------------------------------------------------------------------------
 Powerwave
 Technologies, Inc. 1                                     99,600       674,292
--------------------------------------------------------------------------------
 REMEC, Inc. 1                                            77,800       489,362
--------------------------------------------------------------------------------
 Research in
 Motion Ltd. 1                                            41,400     3,591,864
--------------------------------------------------------------------------------
 Sierra Wireless, Inc. 1                                  38,800       867,180
--------------------------------------------------------------------------------
 Telular Corp. 1                                         107,100     1,192,023
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                        68,600     1,807,610
                                                                   -------------
                                                                    34,487,835

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--3.5%
 EMC Corp. 1                                             174,900     1,951,884
--------------------------------------------------------------------------------
 Lexar Media, Inc. 1                                     120,500     1,120,650
--------------------------------------------------------------------------------
 Network
 Engines, Inc. 1                                         331,200     1,106,208
--------------------------------------------------------------------------------
 Novatel
 Wireless, Inc. 1                                         78,800     1,161,512
--------------------------------------------------------------------------------
 Western Digital
 Corp. 1                                                  97,100       784,568
                                                                   -------------
                                                                     6,124,822

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--5.8%
 Aeroflex, Inc. 1                                        165,100     2,076,958
--------------------------------------------------------------------------------
 Amphenol Corp.,
 Cl. A 1                                                  38,900     1,229,629
--------------------------------------------------------------------------------
 AU Optronics
 Corp., ADR                                              187,400     4,025,352
--------------------------------------------------------------------------------
 Merix Corp. 1                                            42,300       657,765
--------------------------------------------------------------------------------
 Staktek
 Holdings, Inc. 1                                         71,100       639,900

                  12 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
 Vishay
 Intertechnology, Inc. 1                                  90,600   $ 1,576,440
                                                                   -------------
                                                                    10,206,044

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--10.8%
 Aladdin Knowledge
 Systems Ltd. 1                                           90,600     1,851,864
--------------------------------------------------------------------------------
 Blue Coat
 Systems, Inc. 1                                          18,000       802,638
--------------------------------------------------------------------------------
 Digital River, Inc. 1                                    70,000     1,802,500
--------------------------------------------------------------------------------
 eCollege.com, Inc. 1                                     90,700     1,639,856
--------------------------------------------------------------------------------
 National Information
 Consortium, Inc. 1                                      221,200     1,152,452
--------------------------------------------------------------------------------
 Netease.com, Inc.,
 ADR 1                                                    28,100     1,152,662
--------------------------------------------------------------------------------
 SINA Corp. 1                                             84,600     2,411,100
--------------------------------------------------------------------------------
 SonicWALL, Inc. 1                                        97,100       695,236
--------------------------------------------------------------------------------
 SupportSoft, Inc. 1                                     228,600     2,260,854
--------------------------------------------------------------------------------
 VeriSign, Inc. 1                                        119,500     1,927,535
--------------------------------------------------------------------------------
 Yahoo!, Inc. 1                                           64,800     3,269,808
                                                                   -------------
                                                                    18,966,505

--------------------------------------------------------------------------------
 IT SERVICES--1.9%
 Cognizant
 Technology
 Solutions Corp. 1                                        49,100     2,124,066
--------------------------------------------------------------------------------
 Infosys Technologies
 Ltd., Sponsored
 ADR 1                                                    14,400     1,165,968
                                                                   -------------
                                                                     3,290,034

--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--24.8%
 Agere Systems, Inc.,
 Cl. A 1                                                 508,000     1,148,080
--------------------------------------------------------------------------------
 AMIS Holdings, Inc. 1                                    73,300     1,057,059
--------------------------------------------------------------------------------
 Amkor
 Technology, Inc. 1                                      113,400       916,272
--------------------------------------------------------------------------------
 Analog Devices, Inc.                                     88,400     3,765,840
--------------------------------------------------------------------------------
 ASML Holding NV 1                                        75,700     1,177,135



                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT Continued
 Atheros
 Communications,
 Inc. 1                                                   69,200   $   977,796
--------------------------------------------------------------------------------
 ATI Technologies,
 Inc. 1                                                  142,100     2,067,555
--------------------------------------------------------------------------------
 ATMI, Inc. 1                                             38,900       858,912
--------------------------------------------------------------------------------
 Conexant
 Systems, Inc. 1                                         201,400       876,090
--------------------------------------------------------------------------------
 Cypress
 Semiconductor
 Corp. 1                                                 106,200     1,483,614
--------------------------------------------------------------------------------
 Fairchild
 Semiconductor
 International, Inc.,
 Cl. A 1                                                  77,700     1,512,819
--------------------------------------------------------------------------------
 Integrated Device
 Technology, Inc. 1                                       80,000     1,076,000
--------------------------------------------------------------------------------
 Integrated Silicon
 Solution, Inc. 1                                        108,200     1,485,586
--------------------------------------------------------------------------------
 Intel Corp.                                              69,000     1,775,370
--------------------------------------------------------------------------------
 Linear Technology
 Corp.                                                    58,000     2,066,540
--------------------------------------------------------------------------------
 LSI Logic Corp. 1                                       143,800     1,069,872
--------------------------------------------------------------------------------
 LTX Corp. 1                                              94,500     1,032,885
--------------------------------------------------------------------------------
 Marvell Technology
 Group Ltd. 1                                             79,600     3,082,908
--------------------------------------------------------------------------------
 Maxim Integrated
 Products, Inc.                                           35,000     1,609,650
--------------------------------------------------------------------------------
 Microchip
 Technology, Inc.                                         59,900     1,678,398
--------------------------------------------------------------------------------
 National
 Semiconductor
 Corp. 1                                                  28,900     1,178,831
--------------------------------------------------------------------------------
 OmniVision
 Technologies, Inc. 1                                    104,100     2,321,638
--------------------------------------------------------------------------------
 ON Semiconductor
 Corp. 1                                                 155,000       748,650
--------------------------------------------------------------------------------
 PLX Technology,
 Inc. 1                                                   72,100       935,858
--------------------------------------------------------------------------------
 PMC-Sierra, Inc. 1                                       93,400     1,134,810
--------------------------------------------------------------------------------
 Silicon Laboratories,
 Inc. 1                                                   26,200     1,235,330

                  13 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT Continued
 Silicon Storage
 Technology, Inc. 1                                      155,400   $ 2,059,050
--------------------------------------------------------------------------------
 Skyworks
 Solutions, Inc. 1                                       122,100     1,045,176
--------------------------------------------------------------------------------
 Texas Instruments,
 Inc.                                                     48,600     1,219,860
--------------------------------------------------------------------------------
 TranSwitch Corp. 1                                      242,800       390,908
--------------------------------------------------------------------------------
 TriQuint
 Semiconductor, Inc. 1                                    97,100       533,079
                                                                   -------------
                                                                    43,521,571

--------------------------------------------------------------------------------
 SOFTWARE--17.2%
 Activision, Inc. 1                                      189,800     2,858,388
--------------------------------------------------------------------------------
 Altiris, Inc. 1                                          89,500     2,264,350
--------------------------------------------------------------------------------
 Autodesk, Inc.                                           76,800     2,572,800
--------------------------------------------------------------------------------
 FileNet Corp. 1                                          71,500     1,963,390
--------------------------------------------------------------------------------
 InterVoice-Brite, Inc. 1                                130,300     1,622,235
--------------------------------------------------------------------------------
 Macromedia, Inc. 1                                       69,500     1,431,700
--------------------------------------------------------------------------------
 Mercury Interactive
 Corp. 1                                                  67,100     2,855,105
--------------------------------------------------------------------------------
 Microsoft Corp.                                         119,200     3,095,624
--------------------------------------------------------------------------------
 SAP AG, Sponsored
 ADR                                                      22,000       820,160
--------------------------------------------------------------------------------
 Sonic Solutions, Inc. 1                                  72,600     1,307,526
--------------------------------------------------------------------------------
 Symantec Corp. 1                                        121,600     5,478,080
--------------------------------------------------------------------------------
 Veritas Software
 Corp. 1                                                 149,100     3,976,497
                                                                   -------------
                                                                    30,245,855

--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.4%
--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.4%
 Wireless
 Facilities, Inc. 1                                       77,700       745,143
                                                                   -------------
 Total Common Stocks
 (Cost $154,802,341)                                               162,287,217


                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.4%
--------------------------------------------------------------------------------
 Axsun Technologies,
 Inc., Cv., Series C 1,2,3                               685,519   $   346,941
--------------------------------------------------------------------------------
 Blaze Network
 Products, Inc., 8% Cv.,
 Series D 1,2,3                                          166,836            --
--------------------------------------------------------------------------------
 BroadBand Office,
 Inc., Cv., Series C 1,2                                  52,909            --
--------------------------------------------------------------------------------
 Centerpoint
 Broadband
 Technologies, Inc.:
 Cv., Series D 1,2                                       463,822            --
 Cv., Series Z 1,2                                        37,491            --
--------------------------------------------------------------------------------
 fusionOne, Inc.,
 8% Non-Cum. Cv.,
 Series D 1,2                                            264,186         5,997
--------------------------------------------------------------------------------
 MicroPhotonix
 Integration Corp.,
 Cv., Series C 1,2,3                                     316,691            --
--------------------------------------------------------------------------------
 Multiplex, Inc.,
 Cv., Series C 1,2                                       387,138       247,923
--------------------------------------------------------------------------------
 Questia Media,
 Inc., Cv., Series B 1,2                                 258,859       139,396
                                                                   -------------
 Total Preferred Stocks
 (Cost $23,351,600)                                                    740,257

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--5.8%
--------------------------------------------------------------------------------
 Undivided interest of 1.84% in joint
 repurchase agreement (Principal Amount/
 Market Value $554,815,000, with a
 maturity value of $554,860,310) with
 PaineWebber, Inc., 0.98%, dated 4/30/04,
 to be repurchased at $10,220,835 on
 5/3/04, collateralized by Federal
 National Mortgage Assn., 5.50%--6.50%,
 7/1/32--11/1/33, with a value of
 $566,733,053 (Cost $10,220,000)                    $10,220,000     10,220,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $188,373,941)                                       98.6%   173,247,474
--------------------------------------------------------------------------------
 OTHER ASSETS
 NET OF LIABILITIES                                         1.4      2,381,269
                                                       -------------------------
 NET ASSETS                                               100.0%  $175,628,743
                                                       =========================

                  14 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 5 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of April 30, 2004 amounts to $346,941. Transactions during the period in which the issuer was an affiliate are as follows:


                                                       SHARES      GROSS       GROSS           SHARES
                                             OCTOBER 31, 2003  ADDITIONS  REDUCTIONS   APRIL 30, 2004
-------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Axsun Technologies, Inc., Cv., Series C              685,519         --          --          685,519
 Blaze Network Products, Inc., 8% Cv.,
 Series D                                             166,836         --          --          166,836
 MicroPhotonix Integration Corp., Cv.,
 Series C                                             316,691         --          --          316,691

                                                                                           UNREALIZED
                                                                                         DEPRECIATION
-------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Axsun Technologies, Inc., Cv., Series C                                                $   7,653,066
 Blaze Network Products, Inc., 8% Cv., Series D                                             1,067,750
 MicroPhotonix Integration Corp., Cv., Series C                                             1,999,999
                                                                                        ---------------
                                                                                        $  10,720,815
                                                                                        ===============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  15 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
STATMENT OF ASSETS AND LIABILITIES UNAUDITED
--------------------------------------------------------------------------------

 APRIL 30, 2004
---------------------------------------------------------------------------------------
 ASSETS
---------------------------------------------------------------------------------------
 Investments, at value--see accompanying statement of investments:
 Unaffiliated companies (cost $177,306,185)                             $ 172,900,533
 Affiliated companies (cost $11,067,756)                                      346,941
                                                                        ---------------
                                                                          173,247,474
---------------------------------------------------------------------------------------
 Cash                                                                         142,407
---------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                           5,076,369
 Shares of beneficial interest sold                                           181,349
 Interest and dividends                                                        35,485
 Other                                                                          6,636
                                                                        ---------------
 Total assets                                                             178,689,720

---------------------------------------------------------------------------------------
 LIABILITIES
---------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                      2,465,173
 Shares of beneficial interest redeemed                                       330,333
 Shareholder communications                                                   127,974
 Trustees' compensation                                                        45,774
 Distribution and service plan fees                                            40,153
 Transfer and shareholder servicing agent fees                                 37,683
 Other                                                                         13,887
                                                                        ---------------
 Total liabilities                                                          3,060,977

---------------------------------------------------------------------------------------
 NET ASSETS                                                             $ 175,628,743
                                                                        ===============

---------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------
 Paid-in capital                                                        $ 646,235,749
---------------------------------------------------------------------------------------
 Accumulated net investment loss                                           (2,024,023)
---------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                            (453,456,516)
---------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                               (15,126,467)
                                                                        ---------------
 NET ASSETS                                                             $ 175,628,743
                                                                        ===============


                  16 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $86,097,529 and 31,815,424 shares of beneficial interest outstanding)                                                         $2.71
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                                                               $2.88
------------------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $59,960,964
 and 22,801,757 shares of beneficial interest outstanding)                                                                     $2.63
------------------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,854,345
 and 9,071,232 shares of beneficial interest outstanding)                                                                      $2.63
------------------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,022,419
 and 1,126,521 shares of beneficial interest outstanding)                                                                      $2.68
------------------------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $2,693,486 and 970,059 shares of beneficial interest outstanding)                                                   $2.78

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  17 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS UNAUDITED
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED APRIL 30, 2004
--------------------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------
 Dividends                                                                   $     66,912
--------------------------------------------------------------------------------------------
 Interest                                                                          11,737
                                                                             ---------------
 Total investment income                                                           78,649

--------------------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------------------
 Management fees                                                                1,010,609
--------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                          118,650
 Class B                                                                          348,696
 Class C                                                                          136,180
 Class N                                                                            9,377
--------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                          344,172
 Class B                                                                          329,206
 Class C                                                                           87,471
 Class N                                                                           10,776
 Class Y                                                                               97
--------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                           28,139
 Class B                                                                           25,046
 Class C                                                                            5,337
 Class N                                                                               19
--------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                       17,559
--------------------------------------------------------------------------------------------
 Trustees' compensation                                                             4,794
--------------------------------------------------------------------------------------------
 Other                                                                             15,071
                                                                             ---------------
 Total expenses                                                                 2,491,199
 Less reduction to custodian expenses                                                (149)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class A                                                                         (176,637)
 Class B                                                                         (209,932)
 Class C                                                                          (40,735)
 Class N                                                                           (4,503)
                                                                             ---------------
 Net expenses                                                                   2,059,243

--------------------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                           (1,980,594)

--------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------
 Net realized gain on investments                                              14,260,193
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments          (41,832,440)

--------------------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(29,552,841)
                                                                             ===============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  18 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS              YEAR
                                                                               ENDED             ENDED
                                                                      APRIL 30, 2004       OCTOBER 31,
                                                                         (UNAUDITED)              2003
--------------------------------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------------------------------
 Net investment loss                                                  $  (1,980,594)     $  (2,504,324)
--------------------------------------------------------------------------------------------------------
 Net realized gain                                                       14,260,193         16,569,327
--------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                   (41,832,440)        61,490,896
                                                                      ----------------------------------
 Net increase (decrease) in net assets resulting from operations        (29,552,841)        75,555,899

--------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                  6,737,202         13,775,737
 Class B                                                                    144,139          5,478,583
 Class C                                                                  1,784,927          2,313,751
 Class N                                                                   (863,202)         1,269,615
 Class Y                                                                    666,047            744,204

---------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------
 Total increase (decrease)                                              (21,083,728)        99,137,789
---------------------------------------------------------------------------------------------------------
 Beginning of period                                                    196,712,471         97,574,682
                                                                      -----------------------------------
 End of period (including accumulated net investment loss
 of $2,024,023 and $43,429, respectively)                             $ 175,628,743       $196,712,471
                                                                      ===================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                        YEAR
                                                           ENDED                                       ENDED
                                                  APRIL 30, 2004                                     OCT. 31,
CLASS A                                               (UNAUDITED)      2003       2002      2001        2000 1
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $3.14      $1.82     $ 3.51    $11.24      $10.00
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.03)      (.04)      (.04)     (.01)        .01
 Net realized and unrealized gain (loss)                    (.40)      1.36      (1.65)    (7.71)       1.23
                                                          ------------------------------------------------------
 Total from investment operations                           (.43)      1.32      (1.69)    (7.72)       1.24
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --         --         --      (.01)         --
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $2.71      $3.14     $ 1.82    $ 3.51      $11.24
                                                          ======================================================

----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                       (13.69)%    72.53%    (48.15)%  (68.74)%     12.40%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $86,098    $93,886    $44,150  $ 91,220    $253,471
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $99,230    $62,832    $68,695  $158,376    $149,623
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                              (1.60)%    (1.51)%    (1.61)%   (0.23)%      0.25%
 Total expenses                                             2.04%      2.70%      3.11%     2.08%       1.65%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         1.68%      1.71%      2.10%     2.04%        N/A 4
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      83%       219%       159%       85%          6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                      SIX MONTHS                                        YEAR
                                                           ENDED                                       ENDED
                                                  APRIL 30, 2004                                     OCT. 31,
CLASS B                                               (UNAUDITED)      2003       2002      2001        2000 1
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $3.06      $1.79     $ 3.48    $11.20      $10.00
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.04)      (.04)      (.07)     (.06)       (.01)
 Net realized and unrealized gain (loss)                    (.39)      1.31      (1.62)    (7.66)       1.21
                                                         -------------------------------------------------------
 Total from investment operations                           (.43)      1.27      (1.69)    (7.72)       1.20
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --         --         --        --          --
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $2.63      $3.06    $  1.79    $ 3.48      $11.20
                                                         =======================================================

----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                       (14.05)%    70.95%    (48.56)%  (68.93)%     12.00%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $59,961    $69,789    $36,813  $ 75,336    $200,251
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $70,049    $48,920    $58,029  $128,540    $106,620
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                       (2.38)%    (2.23)%    (2.40)%   (0.99)%     (0.48)%
 Total expenses                                             3.06%      3.82%      3.95%     2.84%       2.39%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         2.46%      2.42%      2.94%     2.80%        N/A 4
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      83%       219%       159%       85%          6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  21 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                        YEAR
                                                           ENDED                                       ENDED
                                                  APRIL 30, 2004                                     OCT. 31,
CLASS C                                               (UNAUDITED)      2003       2002      2001        2000 1
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $3.06      $1.79     $ 3.48    $11.20      $10.00
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.03)      (.04)      (.05)     (.05)       (.01)
 Net realized and unrealized gain (loss)                    (.40)      1.31      (1.64)    (7.67)       1.21
                                                         -------------------------------------------------------
 Total from investment operations                           (.43)      1.27      (1.69)    (7.72)       1.20
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --         --         --        --          --
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $2.63      $3.06     $ 1.79    $ 3.48      $11.20
                                                         =======================================================

----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                       (14.05)%    70.95%    (48.56)%  (68.93)%     12.00%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $23,854    $26,112    $14,143  $ 23,121    $ 56,597
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $27,359    $17,266    $17,800  $ 38,049    $ 28,193
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                       (2.34)%    (2.29)%    (2.36)%   (1.00)%     (0.47)%
 Total expenses                                             2.72%      3.40%      3.84%     2.84%       2.39%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         2.42%      2.48%      2.83%     2.80%        N/A 4
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      83%       219%       159%       85%          6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  22 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                      SIX MONTHS                              YEAR
                                                           ENDED                             ENDED
                                                  APRIL 30, 2004                          OCT. 31,
CLASS N                                               (UNAUDITED)      2003       2002       2000 1
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $3.12      $1.81     $ 3.50    $ 6.59
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.02)      (.05)      (.04)     (.03)
 Net realized and unrealized gain (loss)                    (.42)      1.36      (1.65)    (3.06)
                                                         -------------------------------------------
 Total from investment operations                           (.44)      1.31      (1.69)    (3.09)
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --         --         --        --
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $2.68      $3.12     $ 1.81    $ 3.50
                                                         ===========================================

----------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                       (14.10)%    72.38%    (48.29)%  (46.89)%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                 $3,022     $4,445     $1,582    $1,450
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $3,768     $2,698     $1,547    $1,287
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                       (1.80)%    (1.89)%    (1.80)%   (1.24)%
 Total expenses                                             2.12%      2.30%      3.05%     2.61%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                        1.88%      2.10%      2.04%     2.57%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      83%       219%       159%       85%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  23 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                        YEAR
                                                           ENDED                                       ENDED
                                                  APRIL 30, 2004                                     OCT. 31,
CLASS Y                                               (UNAUDITED)      2003       2002      2001        2000 1
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $3.21      $1.85      $3.55    $11.26      $10.00
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.03)      (.04)      (.03)       -- 2       .02
 Net realized and unrealized gain (loss)                    (.40)      1.40      (1.67)    (7.69)       1.24
                                                         -------------------------------------------------------
 Total from investment operations                           (.43)      1.36      (1.70)    (7.69)       1.26
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --         --         --      (.02)         --
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $2.78      $3.21      $1.85    $ 3.55      $11.26
                                                         =======================================================

----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                       (13.40)%    73.51%    (47.89)%  (68.40)%     12.60%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                 $2,693     $2,480     $  887    $1,236          $1
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $2,843     $1,492     $1,057    $  331          $1
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                              (0.90)%    (1.05)%    (1.03)%   (0.08)%      0.33%
 Total expenses                                             1.05%      1.26%      1.57%     1.33%       1.42%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                          N/A 5      N/A 5     1.53%     1.23%        N/A 5
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      83%       219%       159%       85%          6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  24 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Emerging Technologies Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                  25 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

                  26 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

 Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of April 30, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $451,797,678 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2004 and the year ended October 31, 2003, the Fund used $14,260,193 and $14,755,514, respectively, of carryforward to offset capital gains realized.

 As of October 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              --------------------
                              2009    $268,287,393
                              2010     197,770,478
                                      ------------
                              Total   $466,057,871
                                      ============
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2004, the Fund's projected benefit obligations were increased by $1,493 and payments of $2,419 were made to retired trustees, resulting in an accumulated liability of $42,504 as of April 30, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enable trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

                  27 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
    In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                   SIX MONTHS ENDED APRIL 30, 2004   YEAR ENDED OCTOBER 31, 2003
                           SHARES           AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------
 CLASS A
 Sold                     8,703,214   $ 27,805,715     19,269,973   $ 45,613,174
 Redeemed                (6,792,022)   (21,068,513)   (13,652,915)   (31,837,437)
                         --------------------------------------------------------
 Net increase             1,911,192   $  6,737,202      5,617,058   $ 13,775,737
                         ========================================================

---------------------------------------------------------------------------------
 CLASS B
 Sold                     3,291,400   $ 10,102,290      7,985,412   $ 18,868,771
 Redeemed                (3,276,495)    (9,958,151)    (5,813,163)   (13,390,188)
                         --------------------------------------------------------
 Net increase                14,905   $    144,139      2,172,249   $  5,478,583
                         ========================================================

---------------------------------------------------------------------------------
 CLASS C
 Sold                     1,724,916   $  5,360,866      5,703,935   $ 12,775,516
 Redeemed                (1,180,552)    (3,575,939)    (5,092,014)   (10,461,765)
                         --------------------------------------------------------
 Net increase               544,364   $  1,784,927        611,921   $  2,313,751
                         ========================================================

                  28 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                  SIX MONTHS ENDED APRIL 30, 2004   YEAR ENDED OCTOBER 31, 2003
                             SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------
 CLASS N
 Sold                       571,613   $ 1,768,387        773,300    $ 1,791,741
 Redeemed                  (871,400)   (2,631,589)      (219,846)      (522,126)
                          -------------------------------------------------------
 Net increase (decrease)   (299,787)  $  (863,202)       553,454    $ 1,269,615
                          =======================================================

---------------------------------------------------------------------------------
 CLASS Y
 Sold                       454,002   $ 1,480,229      1,072,410    $ 2,688,989
 Redeemed                  (256,611)     (814,182)      (779,149)    (1,944,785)
                          -------------------------------------------------------
 Net increase               197,391   $   666,047        293,261    $   744,204
                          =======================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2004, were $166,302,420 and $175,092,512, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 1.00% of the first $200 million of average annual net assets, 0.95% of the next $200 million, 0.90% of the next $200 million and 0.85% of average net assets over $600 million. Prior to January 1, 2004, the Fund paid the Manager an advisory fee at an annual rate of 1.00% of average annual net assets.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $355,167 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate

                  29 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $9,338,728, $932,235 and $74,514, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                                        CLASS A        CLASS B        CLASS C        CLASS N
                         CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                       FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                   SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS          RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED               DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------
 April 30, 2004          $74,587            $62       $102,047         $5,552           $342

--------------------------------------------------------------------------------
 5. ILLIQUID OR RESTRICTED SECURITIES
 As of April 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15%

                  30 | OPPENHEIMER EMERGING TECHNOLOGIES FUND of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2004 was $740,257, which represents 0.42% of the Fund's net assets, all of which are considered restricted. Information concerning restricted securities is as follows:

                                                        ACQUISITION                VALUATION AS OF       UNREALIZED
 SECURITY                                                     DATES         COST    APRIL 30, 2004     DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Axsun Technologies, Inc., Cv., Series C                   12/13/00   $8,000,007          $346,941       $7,653,066
 Blaze Network Products, Inc., 8% Cv.,
 Series D                                                  10/17/00    1,067,750                --        1,067,750
 BroadBand Office, Inc., Cv., Series C                      8/28/00      999,980                --          999,980
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                                        5/26/00    5,000,001                --        5,000,001
 Centerpoint Broadband Technologies,
 Inc., Cv., Series Z                                       10/23/00      999,999                --          999,999
 fusionOne, Inc., 8% Non-Cum. Cv., Series D                  9/6/00    1,434,530             5,997        1,428,533
 MicroPhotonix Integration Corp., Cv.,
 Series C                                                    7/6/00    1,999,999                --        1,999,999
 Multiplex, Inc., Cv., Series C                              2/9/01    2,849,336           247,923        2,601,413
 Questia Media, Inc., Cv., Series B                         8/18/00      999,998           139,396          860,602

--------------------------------------------------------------------------------
 6. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.

                  31 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                  32 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

 Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)